Pensions and Other Benefit Plans (Details 12) (USD $) In Millions, unless otherwise specified	Jan. 01, 2012
U.S. retirement plans [Member]
The projected future minimum contributions to the Company's U.S. and international unfunded retirement plans
Projected future contributions, 2012	$ 39
Projected future contributions, 2013	41
Projected future contributions, 2014	44
Projected future contributions, 2015	47
Projected future contributions, 2016	51
Projected future contributions, 2017-2020	329
International retirement plans [Member]
The projected future minimum contributions to the Company's U.S. and international unfunded retirement plans
Projected future contributions, 2012	22
Projected future contributions, 2013	21
Projected future contributions, 2014	20
Projected future contributions, 2015	22
Projected future contributions, 2016	26
Projected future contributions, 2017-2020	$ 126